Annual Total Returns [BarChart] - Short-Term Government Securities Fund - Short-Term Government Securities Fund	Apr. 30, 2021
Bar Chart Table:
2011	2.03%
2012	1.50%
2013	(0.72%)
2014	1.16%
2015	0.46%
2016	0.45%
2017	0.87%
2018	1.20%
2019	3.36%
2020	4.13%